UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-10335

          BlackRock New Jersey Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Municipal Income Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock New Jersey Municipal Income Trust (BNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.0%
			Multi-State—12.9%
			Charter Mac Equity Issuer Trust,
A3	$ 7,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$ 7,426,020
Baa3	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,709,100
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,149,760
Baa3	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,165,040

					15,449,920

			New Jersey—111.3%
			Cherry Hill Twnshp., GO,
AA-	4,065	[4]	5.00%, 7/15/11	N/A	4,405,769
AA-	4,275	[4]	5.00%, 7/15/11	N/A	4,633,373
			Econ. Dev. Auth.,
NR	500		1st Mtge. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	507,810
NR	855		1st Mtge. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @102	867,329
BBB	5,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	5,314,600
B	3,450		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,400,596
B	2,000		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	1,999,680
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,663,796
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,231,642
Baa3	2,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,922,200
Baa3	5,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,725,600
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,173,120
BBB	2,000		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	2,094,020
Aaa	1,940		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,084,375
			Edl. Facs. Auth.,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,051,700
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,175,280
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,222,240
Baa1	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,387,480
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn. Proj., Zero Coupon,
			11/01/26, FSA	No Opt. Call	4,745,286
			Hlth. Care Fac. Fin. Auth.,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,803,210
A1	3,000		Catholic Hlth. East Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,159,360
A2	10,000	[5]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,636,400
Baa1	1,960		So. Jersey Hosp. Proj., 6.00%, 7/01/26	07/12 @ 100	2,092,104
Baa1	5,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	5,857,445
Baa1	1,540		So. Ocean Cnty. Hosp. Proj., Ser. A, 6.25%, 7/01/23	05/05 @ 101	1,544,974
			Middlesex Cnty. Imprvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11 @ 100	1,481,942
NR	5,000		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	4,946,350
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35	08/12 @ 100	4,606,827
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. Rev., Amerada Hess Proj., 6.05%, 9/15/34	09/14 @ 100	2,659,400
Aaa	1,940		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,083,230
Aaa	8,000		Port Auth. of NY & NJ Spec. Oblig., JFK Intl. Air Term. 6 Proj., 5.75%, 12/01/22, MBIA	12/07 @ 102	8,559,200
BBB	13,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	13,998,920
			Trenton Pkg. Auth., FGIC,
Aaa	5,465		5.00%, 4/01/25	04/11 @ 100	5,725,025
Aaa	1,500		5.00%, 4/01/30	04/11 @ 100	1,560,585
			Vineland, GO, MBIA,
Aaa	1,500		5.30%, 5/15/30	05/10 @ 101	1,587,045
Aaa	1,500		5.375%, 5/15/31	05/10 @ 101	1,589,865

					133,497,778

1

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Puerto Rico—26.8%
			Hsg. Fin. Corp. Home Mtg. Rev.,
Aaa	$ 2,675		Ser. A, 5.20%, 12/01/33	06/11 @ 100	$ 2,729,463
Aaa	2,675		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,720,341
A	3,800		Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	3,997,486
			Pub. Bldgs. Auth., Ser. D,
AAA	5,000		Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	3,865,300
BBB	4,765	[4]	Gov’t Facs., 5.25%, 7/01/12	N/A	5,248,219
BBB	1,735		Gov’t Facs., 5.25%, 7/01/36	07/12 @ 100	1,823,051
			Pub. Fin. Corp., Ser. E,
Aaa	4,000	[4]	5.70%, 2/01/10	N/A	4,401,440
Aaa	7,040	[4]	5.75%, 2/01/07	N/A	7,331,386

					32,116,686

			Total Long-Term Investments (cost $168,352,043)		181,064,384

			SHORT-TERM INVESTMENTS—0.6%
			Money Market Funds—0.6%
	700		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $700,000)		700,000

			Total Investments—151.6% (cost $169,052,0436)		181,764,384
			Other assets in excess of liabilities—1.6%		1,981,298
			Preferred stock at redemption value, including dividends payable—(53.2)%		(63,811,276)

			Net Assets Applicable to Common Shareholders—100%		$119,934,406

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 12.9% of it nets assets, with a current market value of $15,449,920, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $854,412 on 417 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $46,280,484, with an unrealized gain of $518,198.
[6]	Cost for Federal income tax purposes is $169,044,550. The net unrealized appreciation on a tax basis is $12,719,834, consisting of $12,719,834 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock New Jersey Municipal Income Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005